Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Income (loss) per Share
Schedule of antidilutive securities excluded from computation of earnings per share

	As of December 31,
	2018	2019	2020
Share options	9,424,471	9,145,983	7,936,403
Restricted shares	1,241,352	1,182,370	633,744
Total	10,665,823	10,328,353	8,570,147